UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21419

                                SPARX Funds Trust
                                -----------------
               (Exact name of Registrant as specified in charter)

                  360 Madison Avenue, New York, New York, 10017
               (Address of principal executive offices)(zip code)


                              Kevin T. Medina, Esq.
                     SPARX Investment & Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

                                    Copy to:
                                Janna Manes, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                               New York, NY 10038

       Registrant's telephone number, including area code: (212) 452-5000

                       Date of fiscal year end: October 31
                                                ----------
                   Date of reporting period: January 31, 2007
                                             ----------------

Item 1.  Schedule of Investments

SPARX Japan Fund
Portfolio of Investments
January 31, 2007 (Unaudited)

SPARX Japan Fund

PORTFOLIO OF INVESTMENTS
January 31, 2007  (Unaudited)


           SHARES                                                                                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS                                                96.4%

                     Banks                                                        10.8%
               737   Mizhuho Financial Group, Inc.                                                                     $5,332,914
               652   Sumitomo Mitsui Financial Group, Inc.                                                              6,663,206
            18,000   Suruga Bank, Ltd.                                                                                    236,032
                                                                                                                -----------------
                                                                                                                       12,232,152
                                                                                                                -----------------
                     Chemicals                                                     4.3%
           535,000   Taiyo Nippon Sanso Corp.                                                                           4,902,789
                                                                                                                -----------------
                     Communication                                                 3.1%
            18,700   Otsuka Corp.                                                                                       1,747,904
            53,400   Zenrin Co., Ltd.                                                                                   1,761,092
                                                                                                                -----------------
                                                                                                                        3,508,996
                                                                                                                -----------------
                     Construction                                                  1.4%
           290,000   Shimizu Corp.                                                                                      1,568,725
                                                                                                                -----------------
                     Electric Appliances                                           2.0%
            67,600   Densei-Lambda K.K.                                                                                 1,125,023
            16,300   Nidec Corp.                                                                                        1,152,895
                                                                                                                -----------------
                                                                                                                        2,277,918
                                                                                                                -----------------
                     Fishery, Agriculture & Forestry                               0.4%
            82,100   Nippon Suisan Kaisha, Ltd.                                                                           484,222
                                                                                                                -----------------
                     Glass & Ceramics Products                                     1.7%
            81,000   Nippon Electric Glass Co., Ltd.                                                                    1,938,699
                                                                                                                -----------------
                     Iron & Steel                                                  2.0%
           541,000   Sumitomo Metal Industries, Ltd.                                                                    2,299,865
                                                                                                                -----------------
                     Machinery                                                    11.8%
           698,000   Ishikawajima-Harima Heavy Industries Co., Ltd.                                                     2,633,646
           307,700   Komatsu, Ltd.                                                                                      6,531,864
           352,000   Tadano, Ltd.                                                                                       4,242,846
                                                                                                                -----------------
                                                                                                                       13,408,356
                                                                                                                -----------------
                     Metal Products                                                5.7%
           463,000   NHK Spring Co., Ltd.                                                                               4,873,571
            44,200   Sumco Corp.                                                                                        1,600,199
                                                                                                                -----------------
                                                                                                                        6,473,770
                                                                                                                -----------------
                     Nonferrous Metals                                             1.8%
           152,000   Sumitomo Metal Mining Co., Ltd.                                                                    1,994,889
                                                                                                                -----------------
                     Other Products                                               12.5%
           139,000   Asics Corp.                                                                                        1,607,817
           184,700   Fuji Seal International, Inc.                                                                      4,565,515
           700,000   Mizuno Corp.                                                                                       4,377,555
            77,900   Namco Bandai Holdings, Inc.                                                                        1,122,904
            47,800   Nissha Printing Co., Ltd.                                                                          1,524,469
           112,000   Wood One Co., Ltd.                                                                                   954,152
                                                                                                                -----------------
                                                                                                                       14,152,412
                                                                                                                -----------------
                     Real Estate Managment                                         6.8%
            46,190   Sumitomo Real Estate Sales Co., Ltd.                                                               3,465,709
                53   Sun Frontier Fudousan Co., Ltd.                                                                      122,749
            54,300   Tokyu Livable, Inc.                                                                                4,172,115
                                                                                                                -----------------
                                                                                                                        7,760,573
                                                                                                                -----------------
                     Retail Trade                                                  3.6%
            24,800   Fast Retailing Co., Ltd.                                                                           1,971,318
            22,700   Nafco Co., Ltd.                                                                                      604,337
            25,800   St. Marc Holdings Co., Ltd.                                                                        1,512,603
                                                                                                                -----------------
                                                                                                                        4,088,258
                                                                                                                -----------------

See notes to Portfolio of Investments.

SPARX Japan Fund

January 31, 2007  (Unaudited)


           SHARES                                                                                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------

                     Rubber Products                                               4.1%
           212,600   Bridgestone Corp.                                                                                 $4,617,448
                                                                                                                -----------------
                     Securities                                                    0.3%
            35,500   Kyokuto Securities Co., Ltd.                                                                         352,246
                                                                                                                -----------------
                     Services                                                      7.5%
             1,430   Intelligence, Ltd.                                                                                 3,840,352
               694   Pacific Golf Group International Holdings K.K. *                                                     855,571
             1,226   Round One Corp.                                                                                    3,319,281
             8,570   USS Co., Ltd.                                                                                        564,479
                                                                                                                -----------------
                                                                                                                        8,579,683
                                                                                                                -----------------
                     Transport Equipment                                          13.6%
            42,200   Denso Corp.                                                                                        1,696,749
           190,500   Suzuki Motor Corp.                                                                                 5,490,211
           426,000   T.RAD Co., Ltd.                                                                                    1,946,845
            95,900   Toyota Motor Corp.                                                                                 6,312,305
                                                                                                                -----------------
                                                                                                                       15,446,110
                                                                                                                -----------------
                     Wholesale Trade                                               3.0%
               396   Chip One Stop, Inc.*                                                                                 899,496
           127,100   Misumi Group, Inc.                                                                                 2,465,419
                                                                                                                -----------------
                                                                                                                        3,364,915
                                                                                                                -----------------
                     Total Common Stocks
                       (Cost $104,414,190)                                                                            109,452,026
                                                                                                                -----------------



          PRINCIPAL
            AMOUNT
          ---------
                      Short-term Investments                                       1.5%
                       UMB Bank Money Market
                       Fiduciary, 3.66%
         $1,724,402     (Cost $1,724,402)                                                                               1,724,402
                                                                                                                -----------------

                     Total Investments                                            97.9%
                       (Cost $106,138,592)                                                                            111,176,428

                     Other Assets less Cash                                        2.1%
                       and Other Liabilities                                                                            2,343,552

                     NET ASSETS                                                  100.0%                              $113,519,980
                                                                                                                =================


---------------------------------------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY

                                                                             Percent of
                                                                             Investment
Country                                                                      Securities

---------------------------------------------------------------------------------------
Japan                                                                             98.4%
United States                                                                      1.6%
---------------------------------------------------------------------------------------
Total                                                                            100.0%
---------------------------------------------------------------------------------------


*  Non-Income Producing.

See notes to Portfolio of Investments.

                                SPARX Japan Fund
                        Notes to Portfolio of Investments
                                January 31, 2007
                                   (Unaudited)

Federal Income Tax Information

At January 31, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

             Cost of Investments                         $    106,150,743
                                                         ================

             Gross Unrealized Appreciation               $     10,923,902
             Gross Unrealized Depreciation                     (5,898,217)
                                                         ----------------

             Net Unrealized Appreciation
                      on Investments                     $      5,025,685
                                                         ================

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Fund's financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.

Item 2.  Controls and Procedures

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                    Description of Exhibit
         -------                    ----------------------
         A                          Certificate of Chief Executive Officer
         B                          Certificate of Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:   /s/ Takashi Tsuchiya
      --------------------
         Takashi Tsuchiya
         Chief Executive Officer

Date:    March 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Takashi Tsuchiya
------------------------------
Takashi Tsuchiya
Chief Executive Officer
March 27, 2007


/s/ Hoi Fong
------------------------------
Hoi Fong
Chief Financial Officer
March 27, 2007